Nature of operations and reorganization	12 Months Ended
Dec. 31, 2023
Nature of operations and reorganization
Nature of operations and reorganization

JIANPU TECHNOLOGY INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data)

1. Nature of operations and reorganization

(a)Nature of operations

Jianpu Technology Inc. (“Jianpu” or the “Company”) is a holding company and conducts its business mainly through its subsidiaries and variable interest entities (“VIEs”). Jianpu, its subsidiaries, and VIEs together are referred to as the “Group”. The Group is primarily engaged in the operation of its platform for providing online discovery and recommendation services of financial products. The individual users can have access to financial products through the platform, including loans, credit cards, insurance products and other financial products. The Group recommends financial products to individual users and assists the financial service providers in targeting users with specific characteristics based on the users’ financial needs and profile, as well as the products offerings and risk appetite of the financial service providers (“Recommendation Services”). The Group also provides big data and system-based risk management services to financial service providers and marketing and other services primarily to telecommunication service providers. All these services together as referred to as “Platform Business”. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

(b)Reorganization in 2017

Jianpu is an exempted company with limited liability incorporated in the Cayman Islands on June 1, 2017 in connection with a group reorganization (the “Reorganization”) of RONG360 Inc., its subsidiaries and its consolidated variable interest entity(“RONG360”). Jianpu as the holding company for the Group was set up by RONG360 as a wholly owned subsidiary in June 2017.

Prior to the Reorganization, the Platform Business was carried out by various subsidiaries and a VIE of RONG360. Pursuant to a series of agreements entered into by the Group’s entities and RONG360 group entities in August and September 2017 in connection with the Reorganization, all operating assets and liabilities relating to the Platform Business were transferred to the Group as capital contribution, and the ownership structure of then-existed subsidiaries and VIE of the Group was established. Subsequent to the transfer of all operating assets and liabilities, the key employees, business contracts and operations relating to the Platform Business were transferred to the Group. The Reorganization was completed by the end of October 2017.

Since the Reorganization, services agreement between the Group entities and RONG360 group entities was entered into with respect to various ongoing relationships between the Group and RONG360 group entities. Pursuant to the services agreement, the Group entities provide RONG360 group entities with various corporate support services, including operational, administrative, human resources, legal, accounting and internal control support.

Besides the Platform Business, RONG360 also operated digital lending business (the “Non-platform business”), which continues to be carried out by RONG360 through its relevant subsidiaries and VIEs after the Reorganization.

(c)Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which Jianpu is the ultimate primary beneficiary. All significant intra-company balances and transactions within the Jianpu Group have been eliminated upon consolidation. See Note 1(d)(e)(f)—VIEs for discussion of the consolidation of the VIEs.

(d)Major subsidiaries, VIEs and subsidiary of VIEs

As of December 31, 2023, the Company’s major subsidiaries, consolidated VIEs and subsidiary of VIE are as follows:

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	85%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Major VIEs consolidated without equity ownership:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business
Major subsidiary of VIE:
Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”)	Acquired in December 2019	PRC	100%	Platform business

(e)Variable interest entities

In order to comply with the PRC laws and regulations which restrict and impose conditions on foreign direct investment in companies involved in the value-added telecommunication services, the Group operates certain businesses in the PRC through a number of PRC domestic companies, whose equity interests are held by certain management members, family members of founders or current employees of the Company as nominee shareholders. The Group obtained control over these PRC domestic companies through certain PRC subsidiaries, by entering into a series of contractual arrangements with these PRC domestic companies and their nominee shareholders. To comply with PRC laws and regulations which restrict and impose conditions on foreign ownership of value-added telecommunication services, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to the Group’s relevant PRC subsidiaries through such contractual arrangements. These contractual arrangements include exclusive purchase option agreements, exclusive business cooperation agreements, equity pledge agreements and power of attorney. Management concluded that the Group’s relevant PRC subsidiaries, through the contractual arrangements, have the power to direct the activities that most significantly impact economic performance of these PRC domestic companies, bear the risks of and enjoy the rewards normally associated with ownership of these PRC domestic companies. Therefore, these PRC domestic companies are VIEs of the Group’s relevant PRC subsidiaries, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial statements of these PRC domestic companies.

The following is a summary of the contractual arrangements that the Company’s subsidiaries entered into with VIEs and their nominee shareholders:

●	Exclusive Purchase Option Agreement

The nominee shareholders of the VIEs have granted the Company’s relevant PRC subsidiaries the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities at the lowest price permitted by the laws of the PRC applicable at the time of exercise. The nominee shareholders of the VIEs have agreed the Company’s relevant PRC subsidiaries to grant the exclusive and irrevocable option to purchase, to the extent permitted under PRC laws and regulations, part or all of VIEs’ assets at the price equal to the higher one of net book value of the purchased assets and the lowest price permitted by the applicable laws of the PRC. The Company’s relevant PRC subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of the Company’s relevant PRC subsidiaries, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend.

●	Exclusive Business Cooperation Agreement

The Company’s relevant PRC subsidiaries and the VIEs entered into exclusive business cooperation agreement under which the VIEs engage the Company’s relevant PRC subsidiaries as their exclusive provider of technical services and business consulting services. The VIEs shall pay to the Company’s relevant PRC subsidiaries service fees, which is determined by the Company’s relevant PRC subsidiaries at their sole discretion. The Company’s relevant PRC subsidiaries shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of the Company’s relevant PRC subsidiaries.

●	Equity Pledge Agreement

Pursuant to the relevant equity pledge agreement, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to the Company’s relevant PRC subsidiaries as collateral for all of the VIEs’ payments due to the Company’s relevant PRC subsidiaries and to secure the VIEs’ obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Company’s relevant PRC subsidiaries without their written consent. The Company’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Company’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity.

●	Power of Attorney

Pursuant to the irrevocable power of attorney, the Company’s relevant PRC subsidiaries are authorized by each of the nominee shareholders as their attorney in- fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs, unless the Company’s relevant PRC subsidiaries issue adverse instructions in writing. Each nominee shareholder has waived all the rights which have been authorized to the Company’s relevant PRC subsidiaries under each power of attorney.

(f)Risks in relation to the VIE structure

In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also management members or family members of founders of the Group or current employees of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, and on December 26, 2019, the State Council promulgated the Implementing Rules of the Foreign Investment Law of the People’s Republic of China, or the Implementing Rules, to further clarify and elaborate the relevant provisions of the Foreign Investment Law. The Foreign Investment Law and the Implementing Rules both took effect on January 1, 2020. The Foreign Investment Law and the Implementing Rules do not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the Foreign Investment Law and the Implementing Rules are relatively new, uncertainties still exist in relation to their interpretation and implementation, and it is still unclear how the Foreign Investment Law and the Implementing Rules would affect the Group’s variable interest entity structure and business operation. The Group’s ability to control the VIEs also depend on the power of attorney that the subsidiaries of the Group has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the subsidiaries of the Group and the VIEs;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations, and;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements. Additionally, the nominee shareholders of the VIEs are the management members, family members of founders or current employees of the Company.

Shareholders of the VIEs are certain nominee shareholders from the Company. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced. The Group’s operations depend on the VIEs to honour their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

The following financial information of the VIEs were included in the Group’s consolidated financial statements as of December 31, 2022 and 2023, and for the years ended December 31, 2021, 2022 and 2023.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(f)
Cash and cash equivalents	33,541	30,274	4,264
Accounts receivable, net	44,411	52,863	7,446
Amount due from related party other than the subsidiaries of the Group	27,703	30,757	4,332
Amount due from the subsidiaries of the Group*	6,895	6,895	971
Prepayments and other current assets	11,388	13,235	1,864
Property and equipment, net	10,028	9,345	1,316
Intangible assets, net	13,785	12,633	1,779
Restricted cash and time deposits-non-current	5,000	8,804	1,240
Other non-current assets	3,962	1,684	237
Total assets	156,713	166,490	23,449
Accounts payable	19,436	22,255	3,135
Advances from customers	1,565	1,598	225
Tax payable	8,470	7,928	1,117
Amount due to the subsidiaries of the Group*	130,796	127,892	18,013
Amount due to related party other than the subsidiaries of the Group	706	—	—
Accrued expenses and other current liabilities	6,144	8,224	1,158
Deferred tax liabilities	3,429	3,196	450
Other non-current liabilities	780	132	19
Total liabilities	171,326	171,225	24,117
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Revenues:
Third-party revenues	145,538	182,582	240,099	33,817
Inter-company revenues*	266,617	262,936	224,919	31,679
Total revenues	412,155	445,518	465,018	65,496
Third-party costs and expenses	(442,995)	(448,782)	(422,502)	(59,508)
Inter-company costs and expenses*	(33,242)	(28,278)	(33,190)	(4,675)
Total costs and expenses	(476,237)	(477,060)	(455,692)	(64,183)
Others	1,303	5,172	204	29
Income/(loss) before income tax	(62,779)	(26,370)	9,530	1,342
Income tax benefits	285	286	232	33
Net income/ (loss)	(62,494)	(26,084)	9,762	1,375
*	The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities
Net cash used in transactions with third-party	(456,230)	(425,389)	(313,965)	(44,221)
Net cash provided by transactions with inter-company	430,329	442,965	314,502	44,297
Net cash provided by/(used in) operating activities	(25,901)	17,576	537	76
Cash flows from investing activities
Net cash provided by transactions with third-party	10,544	—	—	—
Purchase of restricted time deposits	—	—	(1,000)	(141)
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	—	(474)	—	—
Net cash (used in)/provided by investing activities	10,544	(474)	(1,000)	(141)
Cash flows from financing activities
Net cash provided by transactions with inter-company	1,000	—	—	—
Net cash provided by financing activities	1,000	—	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	(14,357)	17,102	(463)	(65)
Cash and cash equivalents and restricted cash at beginning of the year	30,796	16,439	33,541	4,724
Cash and cash equivalents at end of the year	16,439	33,541	33,078	4,659